CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ DEFICIT (Q1) - USD ($)	Common Stock [Member] Class A Ordinary Shares [Member]	Common Stock [Member] Class B Ordinary Shares [Member]		Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Class A Ordinary Shares [Member]	Total
Beginning balance at Mar. 21, 2024	$ 0	$ 0		$ 0	$ 0		$ 0
Beginning balance (in Shares) at Mar. 21, 2024	0	0
Accretion for Class A ordinary shares subject to redemption amount	$ 0	$ 0		(2,871,286)	(4,026,758)	$ (6,898,044)	(6,898,044)
Net income (loss)	0	0		0	1,910,392		1,910,392
Ending balance at Dec. 31, 2024	$ 29	$ 216		0	(2,116,366)		(2,116,121)
Ending balance (in Shares) at Dec. 31, 2024	286,250	2,156,250	[1]
Accretion for Class A ordinary shares subject to redemption amount	$ 0	$ 0		0	(934,513)		(934,513)
Net income (loss)	0	0		0	678,555		678,555
Ending balance at Mar. 31, 2025	$ 29	$ 216		0	(2,372,324)		(2,372,079)
Ending balance (in Shares) at Mar. 31, 2025	286,250	2,156,250
Beginning balance at Dec. 31, 2024	$ 29	$ 216		0	(2,116,366)		(2,116,121)
Beginning balance (in Shares) at Dec. 31, 2024	286,250	2,156,250	[1]
Accretion for Class A ordinary shares subject to redemption amount	$ 0	$ 0		0	(3,518,021)	(3,518,021)	(3,518,021)
Net income (loss)	0	0		0	837,468		837,468
Ending balance at Dec. 31, 2025	$ 29	$ 216		0	(4,796,919)		(4,796,674)
Ending balance (in Shares) at Dec. 31, 2025	286,250	2,156,250
Accretion for Class A ordinary shares subject to redemption amount	$ 0	$ 0		0	(807,085)	$ (807,085)	(807,085)
Net income (loss)	0	0		0	(51,749)		(51,749)
Ending balance at Mar. 31, 2026	$ 29	$ 216		$ 0	$ (5,655,753)		$ (5,655,508)
Ending balance (in Shares) at Mar. 31, 2026	286,250	2,156,250

[1]	This number includes up to 281,250 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (Notes 4 and 6). On June 13, 2024, the underwriter exercised its over-allotment option in full as part of the closing of the Initial Public Offering. As such, 281,250 Founder Shares were no longer subject to forfeiture.